SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Goodwill and Impairment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment losses for goodwill	¥ 0	¥ 0	¥ 0
Impairment loss of long-lived assets	¥ (12,759)	¥ 0	¥ 0